Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Classes of Share Capital
	Number of shares	Share capital RMB’million	Additional paid-in capital RMB’million
Balance January 1, 2016 '(US$0.000083 par value; 1,800,000,000 shares authorized)	1,290,862,550	1	-
Issuance of ordinary shares for the reverse acquisition (Note 24(a))	1,080,239,767	1	17,992
Issuance of stock ordinary shares (note (i))	172,712,345	-	2,071
Balance December 31, 2016 '(US$0.000083 par value; 4,800,000,000 shares authorized)	2,543,814,662	2	20,063
Issuance of ordinary shares (note (i))	15,939,000	-	-
Issuance of stock dividend (Note 14)	88,726,036	-	-
Exercise of share options (note (i))	39,262,654	-	79
Issuance of ordinary shares in exchange for ordinary shares in an investee (Note 14)	282,830,698	-	7,547
Distribution to Tencent (Note 14)	-	-	(3,774)
Balance December 31, 2017 '(US$0.000083 par value; 4,800,000,000 shares authorized)	2,970,573,050	2	23,915
Issuance of ordinary shares (note ii)	97,381,238	-	2,433
Issuance of ordinary shares for acquiring the remaining interest in UEC (Note 25)	23,084,008	-	1,027
Issuance of puttable ordinary (note iii)	24,757,517	-	-
Issuance of ordinary shares to Music Label Partners (note iv)	68,131,015	-	2,905
Issuance of ordinary shares upon initial public offering (note v)	82,059,658	-	3,496
Balance December 31, 2018 (US$0.000083 par value; 4,800,000,000 shares authorized)	3,265,986,486	2	33,776

As of December 31, 2018, analysis of the Company’s issued shares is as follows:

	Number of shares	Share capital RMB’million
Class A ordinary shares	609,770,009	-
Class B ordinary shares	2,656,216,477	2
	3,265,986,486	2